[AMG Logo omitted]

Managers AMG Funds

			ESSEX
			-----

		Essex Aggressive Growth Fund
			Investor Class
		    Institutional Class

		Essex Large Cap Growth Fund
		    Institutional Class



   			PROSPECTUS

		    dated March 1,2004

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

			TABLE OF CONTENTS
			-----------------



Page
						----
KEY INFORMATION					 1
Essex Aggressive Growth Fund			 1
Essex Large Cap Growth Fund			 2

PERFORMANCE SUMMARY				 4

FEES AND EXPENSES OF THE FUND			 6
Fees and Expenses				 6
Example						 7

ESSEX AGGRESSIVE GROWTH FUND			 8
Objective					 8
Principal Investment Strategies			 8
Should You Invest in this Fund?			 9

ESSEX LARGE CAP GROWTH FUND 			10
Objective 					10
Principal Investment Strategies 		10
Should You Invest in this Fund?			11

MANAGERS AMG FUNDS 				12

PAST PERFORMANCE OF OTHER ESSEX ACCOUNTS  13

FINANCIAL HIGHLIGHTS 				15

YOUR ACCOUNT 					19
Minimum Investments in the Fund 		19

HOW TO PURCHASE OR REDEEM SHARES 		21

DISTRIBUTION PLAN 				23

HOW TO SELL SHARES 				23

INVESTOR SERVICES				25

OPERATING POLICIES				25

ACCOUNT STATEMENTS				26

DIVIDENDS AND DISTRIBUTIONS			27

TAX INFORMATION					27

CONTACT INFORMATION				29


			KEY INFORMATION
			---------------
This Prospectus contains important information for anyone interested in investing in Investor Class or Institutional Class shares of the Essex Aggressive Growth Fund (the "Aggressive Growth Fund") or Institutional Class shares of the Essex Large Cap Growth Fund (the "Large Cap Fund") (each a "Fund" and collectively the "Funds"), and each a series of Managers AMG Funds. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Funds on your own goals, risk preferences and investment time horizons.

Summary of the Goal, Principal Strategies and Principal Risk
Factors of the Funds.

The following is a summary of the goal, principal strategies and principal risk factors of the Funds.

		ESSEX AGGRESSIVE GROWTH FUND
		----------------------------



Principal
Goal 			Principal Strategies 			Risk Factors
------------		---------------------------		----------------
Long-term 		Invests primarily in the common stock 	Market Risk
capital 		securities of U.S. companies with the 	Management Risk
appreciation 		potential for long-term growth.		Growth Stock
 Risk
			Invests primarily in companies with 	Small and Mid-
			market capitalizations of between $500 	 Capitalization
			million and $100 billion, although it 	Stock Risk
			may invest in companies of any size.	Sector Risk
			Focuses on industries with above average
			growth prospects then seeks to identify
			companies in those industries with strong
			revenue and/or earnings growth potential.

			Ordinarily invests in 40 to 60 companies
			from pre-selected sectors of the market;
			currently focuses on the specialty retail,
			technology, health care, financial services,
			energy services, and basic industries
			sectors.
------------		---------------------------		----------------


			ESSEX LARGE CAP GROWTH FUND
			---------------------------


Principal
Goal 			Principal Strategies 			Risk Factors
------------		---------------------------		----------------
Long-term 		Invests at least 80% of its 		Market Risk
capital 		assets in companies that,		Management Risk
appreciation 		at the time of purchase,		Growth Stock Risk
			have market capitalizations 		Large
			over $5 billion.		 	Capitalization
								Stock Risk
			Invests primarily in common 		Sector Risk
			stocks of U.S. large-capitalization
			companies believed to be
			trading at below average
			valuations relative to the Standard
			& Poor's 500 Index.

			Focuses on industries with above
			average growth prospects then
			seeks to identify companies in
			those industries with strong
			revenue and/or earnings growth
			potential.
------------		---------------------------		----------------


All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Funds. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Funds. The following is a discussion of the principal risk factors of the Funds.

Market Risk
-----------
The Funds are subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite the unique influences on individual companies, stock prices in general rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of each Fund's portfolio of investments are also likely to decrease in value.
The increase or decrease in the value of each Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

Management Risk
---------------
Each Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause a Fund to underperform other funds with similar objectives. The success of each Fund's investment strategy depends significantly on the skill of Essex Investment Management Company, LLC ("Essex"), subadvisor to the Funds, in assessing the potential of the securities in which the Fund invests. Essex will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that these will produce the desired result.

Growth Stock Risk
-----------------
Growth stocks may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. As investors perceive and forecast good business prospects, they are willing to pay higher prices for securities. Higher prices therefore reflect higher expectations. If such expectations are not met, or if expectations are lowered, the prices of the securities will drop. In addition, growth stocks tend to be more sensitive than other stocks to increases in interest rates, which will generally cause the prices of growth stocks to fall. To the extent that the Funds invest in those kinds of stocks, they will be exposed to the risks associated with those kinds of investments. For these and other reasons, the Funds may underperform other stock funds (such as value funds) when stocks of growth companies are out of favor.

Small and Mid-Capitalization Stock Risk
---------------------------------------
Small and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. For these and other reasons, the Aggressive Growth Fund may underperform other stock funds (such as large company stock funds) when stocks of small and medium-sized companies are out of favor.

Large Capitalization Stock Risk
-------------------------------
Large capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial or other market conditions. For these and other reasons, the Large Cap Fund may underperform other stock funds (such as funds that focus on small and medium capitalization companies) when stocks of large capitalization companies are out of favor.

Sector Risk
-----------
Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities of all companies in a particular sector of the market to decrease. To the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase. Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

			PERFORMANCE SUMMARY
			-------------------
The following bar chart illustrates the risks of investing in the Aggressive Growth Fund by showing the Fund 's year-by-year total returns and how the annual performance has varied. The bar chart assumes that all dividend and capital gain distributions have been reinvested. Past performance of the Fund is not an indication of how the Fund will perform in the future. No performance is shown for the Large Cap Fund because the Fund does not have at least one calendar year of performance. If The Managers Funds LLC had not agreed to limit Fund expenses, returns would have been lower.



  Annual Total Returns Since Inception*
(Aggressive Growth Fund-Investor Class)
----------------------------------------

Year		Return
----		------
2000		 -4.3%
2001		-32.0%
2002		-27.7%
2003		 33.7%




Best Quarter: 19.5%(2nd Quarter 2003)
Worst Quarter: -27.3%(4th Quarter 2000)


*The Investor Class commenced operations on November 1, 1999.
Prior to March 1, 2002, Investor Class shares were not subject to a Distribution (12b-1) Fee. If they had been, returns would have been lower.

The following table compares each Fund's performance to that of a broadly based securities market index. The table assumes that dividends and capital gain distributions have been reinvested for each Fund and its applicable index. Past performance of the Fund is not an indication of how the Fund will perform in the future.


		Average Annual Total Returns
	(for the periods ended as of 12/31/03)(1)
	-----------------------------------------

							Since
						1 Year	Inception
						------	---------
Aggressive Growth Fund-Investor Class*:
(inception date: 11/1/99)
=======================================
Return Before Taxes 				33.72%	-1.88%
Return After Taxes on Distributions 		33.72%	-1.88%
Return After Taxes on Distributions
 and Sale of Fund Shares			21.92%	-1.59%
S&P 500 Index (2) 				28.68%	-3.20%

Aggressive Growth Fund-Institutional Class:
(inception date: 3/1/02)
===========================================
Return Before Taxes (3)				34.15%	 6.39%
S&P 500 Index (2) 				28.68%	 0.78%

Large Cap Fund-Institutional Class:
(inception date: 6/30/03)
===================================
Return Before Taxes				 n/a	12.30%
Return After Taxes on Distributions		 n/a	12.16%
Return After Taxes on Distributions
 and Sale of Fund Shares			 n/a	 8.00%
S&P 500 Index (2)				 n/a	15.14%


*The Investor Class commenced operations on November 1, 1999.
Prior to March 1, 2002, Investor Class shares were not subject to a Distribution (12b-1) Fee. If they had been, returns would have been lower.

The S&P 500 Index is a market-capitalization weighted index of 500 U.S. common stocks.

(1) After-tax returns are calculated by Lipper. After-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) Reflects no deduction for fees, expenses or taxes.

(3) After tax returns are shown only for Investor Class shares of the Fund. After tax returns for Institutional Class shares will vary

		FEES AND EXPENSES OF THE FUNDS
		------------------------------
This table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Aggressive Growth Fund or the Institutional Class shares of the Large Cap Fund

Fees and Expenses
Shareholder Fees (fees paid directly from your investment)


					Aggressive	Aggressive
					Growth		Growth		Large
					Fund		Fund		Cap Fund
					Inst 'l 	Investor 	Inst 'l
					Class 		Class 		Class
					------------	-----------	-----------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of the offering price)	None 		None		None
Maximum Deferred Sales
Charge (Load)				None 		None 		None
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends
and Other Distributions 		None 		None 		None
Redemption Fee 				None 		None 		None



		Annual Fund Operating Expenses
	(expenses that are deducted from Fund assets)
	---------------------------------------------

					Aggressive	Aggressive
					Growth		Growth		Large
					Fund 		Fund 		Cap Fund
					Inst'l 		Investor 	Inst 'l
					Class 		Class 		Class (1)
					-----------	--------------	----------
Management Fee 				1.00%		1.00%		 0.75%
Distribution (12b-1) Fees 		 None 		0.25%		 None
Other Expenses 				0.33%		0.33%		17.76%
					------		------		-------
Total Annual Fund Operating Expenses	1.33%		1.58%		18.51%
Fee Waiver and Reimbursement		  --%		  --%	       -17.41%
					------		------		-------
Net Annual Fund OPerating Expenses	1.33%		1.58%		 1.10%
					======		======		=======


(1) The Managers Funds LLC (the "Investment Manager") has contractually agreed through March 1, 2005 to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.10% for the Large Cap Fund, subject to later reimbursement by the Large Cap Fund in certain circumstances. In general, for a period up to three years from the time of any waiver or payment pursuant to a contractual expense limitation, the Investment Manager may recover from the Large Cap Fund such fees waived and expenses paid to the extent that the Large Cap Fund's Total Annual Fund Operating Expenses do not exceed the contractual expense limitation amount. "See Managers AMG Funds."

Example
-------
The following Example will help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in each of the Investor Class and Institutional Class shares of the Aggressive Growth Fund and the Institutional Class shares of the Large Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and each of the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:


				1 Year 		3 Years 	5 Years 	10 Years
				---------	---------	----------	-----------
Aggressive Growth Fund
  Institutional Class 		$135 		$421 		$729 		$1,601
Aggressive Growth Fund
  Investor Class 		$161 		$499 		$860 		$1,878
Large Cap Fund 			$112 		$3,456	 	$5,958	 	$9,791


The Example reflects the impact of the Large Cap Fund's contractual expense limitation through March 1, 2005, for each period covered by the Example.

The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

			ESSEX AGGRESSIVE GROWTH FUND
			----------------------------
Objective
---------
The Fund's objective is to achieve long-term capital appreciation.

Principal Investment Strategies
-------------------------------
The Fund invests primarily in the common stocks of U.S. companies with the potential for long-term growth. Although the Fund may invest in companies of any size, the Fund will invest primarily in companies with market capitalizations of between $500 million and $100 billion. Ordinarily, the Fund invests in 40 to 60 companies from pre-selected sectors of the market. The Fund currently focuses on the specialty retail, technology, health care, financial services, energy services and basic industries sectors. Generally, the Fund limits its investments in any specific company to 5% of its assets.

Essex serves as subadvisor to the Fund. Essex uses fundamental investment research techniques to determine what stocks to buy and sell. In selecting stocks, Essex first attempts to identify the industries within various sectors that over the long term will grow faster than the economy as a whole. Essex then looks for companies within those industries that it believes can generate and maintain strong revenue and/or earnings growth. Essex looks for companies with established market positions, quality management and strong finances. Ordinarily, Essex will sell all or a portion of the Fund's position in a company's stock if it believes the current price is not supported by expectations regarding the company's future growth potential or if, as a result of appreciation, the value of the stock exceeds 5% of the Fund's assets.

For temporary and defensive purposes, the Fund may invest, without limit, in cash or high quality short-term investments. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective. Although the investment strategies of Essex do not ordinarily involve trading securities for short term profits, Essex may sell any security when it believes the sale is in the Fund's interest, which may result in short-term trading. Short-term trading may increase the Fund's transaction costs and may increase your tax liability.

Should You Invest in this Fund?
-------------------------------
This Fund MAY be suitable if you:
=================================
1.Are seeking an opportunity for some equity returns in your investment portfolio

2.Are willing to accept a higher degree of risk for the opportunity of higher potential returns

3.Have an investment time horizon of five years or more

This Fund MAY NOT be suitable if you:
=====================================
1.Are seeking stability of principal
2.Are investing with a shorter time horizon in mind
3.Are uncomfortable with stock market risk
4.Are seeking current income

WHAT ARE YOU INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. The Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

		ESSEX LARGE CAP GROWTH FUND
		---------------------------

Objective
---------
The Fund's objective is to achieve long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval. Shareholders will be given prior notice of any change.

Principal Investment Strategies
-------------------------------
The Fund invests at least 80% of its assets in large capitalization companies. This policy may not be changed without providing shareholders 60 days notice. The term "large-capitalization companies" refers to companies that at the time of purchase have market capitalizations over $5 billion. The Fund invests primarily in common stocks that Essex, the Fund's subadvisor, believes are trading at below average valuations relative to the Standard & Poor's 500 Index (the "S&P 500 Index"). The S&P 500 Index consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation.

Essex uses fundamental investment research techniques to determine what stocks to buy and sell. In selecting stocks, Essex attempts to identify the industries within various sectors that over the long term will grow faster than the economy as a whole. Essex then looks for companies within those industries that it believes can generate and maintain strong revenue and/or earnings growth. Essex looks for companies with established market positions, effective management and sound finances. Ordinarily, Essex will sell all or a portion of the Fund's position in a company's stock if it believes the current price is not supported by expectations regarding the company 's future growth potential or if, as a result of appreciation, the value of the stock exceeds 5% of the Fund's assets.

For temporary and defensive purposes, the Fund may invest, without limit, in cash or high quality short-term investments. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objective.

Should You Invest in this Fund?
-------------------------------
This Fund MAY be suitable if you:
=================================
1. Are seeking an opportunity for some equity returns in your investment portfolio
2.Are willing to accept a higher degree of risk for the opportunity of higher potential returns
3.Have an investment time horizon of five years or more

This Fund MAY NOT be suitable if you:
=====================================
1.Are seeking stability of principal
2.Are investing with a shorter time horizon in mind
3.Are uncomfortable with stock market risk
4.Are seeking current income

WHAT ARE YOU INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. The Fund is not a complete investment program and there is no guarantee that the Fund will reach its stated goals.

			MANAGERS AMG FUNDS
			------------------
Managers AMG Funds is part of the Managers Funds Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. Essex Aggressive Growth Fund and Essex Large Cap Fund are two of the Funds currently available in the Managers Funds Family of Funds. The Aggressive Growth Fund has two classes of shares, the Investor Class shares and the Institutional Class shares. The Large Cap Fund currently offers only Institutional Class shares.

The Managers Funds LLC (the "Investment Manager" or "TMF"), located at 40 Richards Avenue, Norwalk CT, 06854, serves as investment manager to the Funds and is responsible for each Fund's overall administration and operations. The Investment Manager also monitors the performance, security holdings and investment strategies of Essex Investment Management Company, LLC, the subadvisor of the Funds and, when appropriate, evaluates any potential new asset managers for the fund family. Managers Distributors, Inc. ("MDI" or the "Distributor"), a wholly-owned subsidiary of the Investment Manager, serves as the distributor for each of the Funds. The Investment Manager, Essex or the Distributor may make direct or indirect payments to third parties in connection with the sale of Fund shares or the servicing of shareholder accounts.

Essex has day-to-day responsibility for managing each Fund's portfolio. Essex, located at 125 High Street, Boston, Massachusetts 02110, is the successor firm to Essex Investment Management Company, Inc., which was formed in 1976. Affiliated Managers Group, Inc. indirectly owns a majority interest in Essex. As of December 31, 2003, Essex had assets under management of $5.9 billion. Stephen D. Cutler and Malcolm MacColl are the portfolio managers for the Large Cap Fund. Mr. Cutler is the portfolio manager for the Aggressive Growth Fund. Mr. Cutler is the President of, and a portfolio manager for, Essex, positions he has held with Essex or its predecessor firm since 1989. Mr. MacColl is a Managing Principal of, and a portfolio manager for, Essex, positions he has held with Essex since 1994.

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 1.00% of the average daily net assets of the Aggressive Growth Fund and 0.75% of the average daily net assets of the Large Cap Fund. The Investment Manager, in turn, pays Essex 1.00% of the average daily net assets of the Aggressive Growth Fund and 0.75% of the average daily net assets of the Large Cap Fund for its services as subadvisor. Under its investment management agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds.

The Investment Manager and Essex have contractually agreed, through March 1, 2005,to waive fees and pay or reimburse the Large Cap Fund to the extent total expenses of the Large Cap Fund (exclusive of taxes, interest, brokerage costs and extraordinary items) exceed 1.10% of the Large Cap Fund's average daily net assets. The Large Cap Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed provided that the repayment occurs within 3 years after the waiver, payment or reimbursement and that such repayment would not cause the expenses of the Large Cap Fund in any such future year to exceed 1.10% of the average daily net assets of the Fund. In addition, from time to time in the future, Essex may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

LARGE CAP FUND - PAST PERFORMANCE OF OTHER ESSEX ACCOUNTS
---------------------------------------------------------

The table below sets forth the investment performance for the periods indicated of separate accounts (the "Accounts") managed by Essex with investment objectives, policies and strategies substantially similar to those of the Large Cap Fund (the "Large-Cap Composite "). The Large Cap Composite represents an asset-weighted composite of the total returns for all the Accounts during each period indicated and has been adjusted to give effect on a quarterly basis to fees and expenses in the amount of 1.10%, which is the expense ratio of the Fund, net of contractual waivers and reimbursements. The table illustrates how the performance of the Large-Cap Composite has varied over the past ten years, assuming reinvestment of all dividend and capital gain distributions. The Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code of 1986, as amended, which may have adversely affected performance. The performance shown below is not the performance of the Large Cap Fund and is not indicative of the Large Cap Fund's future performance. Returns for the Large-Cap Composite are calculated in accordance with industry standards for separate Accounts not in the manner required for mutual funds by the SEC. The table compares the Large-Cap Composite's performance to the S&P 500 Index. Although used as a benchmark, the performance of the S&P 500 Index does not reflect the effect of any fees or expenses.


				Large-Cap	S&P 500
				Composite	Index
				------------	------------
Quarterly Return
----------------
March 31, 2003 			-0.53%		-3.15%
June 30, 2003			12.87%		15.39%
September 30, 2003		 3.24%		 2.65%
December 31, 2003		 8.44%		12.18%
Total Annual Return (2003)	25.68%		28.68%

Quarterly Return
----------------
March 31, 2002			 -2.23%		 0.27%
June 30, 2002			-12.14%	       -13.40%
September 30, 2002		-14.36%	       -17.28%
December 31, 2002		  1.53%		 8.44%
Total Annual Return (2002)	-25.30%	       -22.10%

Quarterly Return
----------------
March 31, 2001			-15.31%	       -11.86%
June 30, 2001			  1.16%		 5.85%
September 30, 2001		-12.53%	       -14.68%
December 31, 2001		 12.09%		10.69%
Total Annual Return (2001)	-16.00%	       -11.89%

Quarterly Return
----------------
March 31, 2000			 10.09%		 2.29%
June 30, 2000			 -5.30%		-2.66%
September 30, 2000		  8.98%		-0.97%
December 31, 2000		-18.76%		-7.82%
Total Annual Return (2000)	 -7.70%		-9.10%

Quarterly Return
----------------
March 31, 1999			 12.71%		 4.98%
June 30, 1999			  7.36%		 7.05%
September 30, 1999		 -4.26%		-6.24%
December 31, 1999		 38.17%		14.88%
Total Annual Return (1999)	 60.06%		21.04%

Quarterly Return
----------------
March 31, 1998			 15.37%		13.95%
June 30, 1998			  8.10%		 3.30%
September 30, 1998 		 -7.06%		-9.95%
December 31, 1998 		 24.31%		21.30%
Total Annual Return (1998)	 44.08%		28.58%

Quarterly Return
----------------
March 31, 1997			 -7.14%		 2.68%
June 30, 1997			 13.76%		17.46%
September 30, 1997 		  5.18%		 7.49%
December 31, 1997		 -7.38%		 2.87%
Total Annual Return (1997)	  2.91%		33.36%



				Large-Cap	S&P 500
				Composite	Index
				------------	------------
Quarterly Return
----------------
March 31, 1996			 4.02%		 5.37%
June 30, 1996 			10.83%		 4.49%
September 30, 1996		 2.75%		 3.09%
December 31, 1996		 4.07%		 8.34%
Total Annual Return (1996)	23.25%		22.96%

Quarterly Return
----------------
March 31, 1995			 5.95%		 9.74%
June 30, 1995			14.00%		 9.55%
September 30, 1995		 9.95%		 7.95%
December 31, 1995		 3.51%		 6.02%
Total Annual Return (1995)	37.44%		37.58%

Quarterly Return
----------------
March 31, 1994			-8.10%		-3.79%
June 30, 1994			-2.30%		 0.42%
September 30, 1994		 9.75%		 4.89%
December 31, 1994		 0.23%		-0.02%
Total Annual Return (1994)	-1.23%		 1.32%

Average Annual Return
(as of December 31,2003):
--------------------------
1 Year				25.68%		28.68%
3 Years				-7.61%		-4.05%
5 Years				 3.10%		-0.57%
10 Years			11.20%		11.07%



			FINANCIAL HIGHLIGHTS
			--------------------
The following Financial Highlights tables are intended to help you understand each Fund's financial performance for the past fiscal periods. Certain information reflects financial results for a single Fund share in either the Investor Class or the Institutional Class of the Aggressive Growth Fund and the Institutional Class of the Large Cap Fund. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund assuming reinvestment of all dividends and distributions. This information, derived from the Funds' Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in the Funds' Annual Report, which is available upon request.

Essex Aggressive Growth Fund: Institutional Class - Financial
Highlights
For a share outstanding throughout each period
-------------------------------------------------------------

					 For the		For the fiscal
					 Fiscal year ended	period* ended
Institutional Class Shares:		 October 31, 2003	October 31, 2002
-------------------------------	 	-------------------	----------------
Net Asset Value, Beginning of Period	 $7.04 			$8.21
					------			-----
Income from Investment Operations:
	Net investment loss		 (0.07)			(0.06)
	Net realized and unrealized
	 gain (loss) on investments	  2.00			(1.11)
					-------			------
Total from investment operations	  1.93 			(1.17)
					-------			------
Net Asset Value, End of Period		 $8.97 			$7.04
					=======			======
--------------------------------------------------------------------------------
Total Return (a)			 27.41%			(14.25)% (b)

Ratio of net expenses to average
 net assets				 1.33%			1.39%    (c)

Ratio of net investment loss
 to average net assets 			(0.83)%			(1.06)%  (c)

Portfolio turnover			  111%			  170%   (b)

Net assets at end of period
 (000's omitted)			$78,473			$70,295

Ratios absent expense offsets (d):
==================================
Ratio of total expenses to average
 net assets				  --			1.40%	 (c)

Ratio of net investment loss
  to average net assets		  	  --			(1.07)%  (c)


* At the close of business February 28, 2002, all existing shares of the Fund were converted to Institutional Class shares.
Results prior to March 1, 2002 are reflected in the financial highlights of the Investor Class.
(a) Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.

Essex Aggressive Growth Fund: Investor Class - Financial
Highlights
For a share outstanding throughout each year
---------------------------------------------------------


						 For the fiscal year
						   ended October 31,
					---------------------------------------
Investor Class Shares:			2003 	2002 		2001 	2000
					-------	--------	------	-------
Net Asset Value,
 Beginning of Year			$7.01 	$8.85	 	$16.94 	$10.00
					-----	-----		------	------
Income from Investment
 Operations:
Net investment loss			(0.07)	(0.08)		(0.05)	(0.06)
Net realized and unrealized gain
	(loss) on investments		 1.97	(1.76)		(8.04)	 7.00
					------	------		------	------
Total from investment operations	 1.90 	(1.84)		(8.09)	 6.94
					------	------		------	------

Net Asset Value, End of Year		$8.91 	$7.01	 	$8.85 	$16.94
					======	======		======	======
-----------------------------------------------------------------------------------
Total Return 				27.10%  (20.79)% (a)  (47.76)% (a) 69.40% (a)

Ratio of net expenses
 to average net assets			1.58%	1.10%	(b)	 1.10% (b) 1.10% (b)

Ratio of net investment loss
	to average net assets 	       (1.08)% (0.82)% (b)     (0.41)% (b)(0.49)% (b)

Portfolio turnover			111%	 170%		  212%	  160%

Net assets at end
 of year (000's omitted)		$1,142	 $475         $131,430 	 $332,582

Ratios absent expense offsets (c):
=================================
Ratio of total expenses
 to average net assets	-		  -	 1.20%		 1.16%	  1.13%

Ratio of net investment loss
 to average net assets			  -	(0.91)%		(0.47)%	 (0.52)%


(a) Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
(b) Ratio reflects expense reimbursements that were in effect prior to March 1, 2002.
(c) Ratio information assuming no reduction of Fund expenses.

Essex Large Cap Growth Fund - Financial Highlights
For a share outstanding throughout the period
--------------------------------------------------

						For the fiscal
						period* ended
						October 31, 2003
						-----------------
Net Asset Value, Beginning of Period		$10.00

Income from Investment Operations:
	Net investment loss			(0.00) (#)
	Net realized and unrealized
	 gain on investments			 0.93
						-------
Total from investment operations		 0.93
						-------

Net Asset Value, End of Period			$10.93
						=======
-------------------------------------------------------------------
Total Return (a)				9.30% (b)

Ratio of net expenses to average net assets	1.10% (c)

Ratio of net investment loss
	to average net assets			(0.10)% (c)

Portfolio turnover				  32% (b)

Net assets at end of period (000's omitted)	$1,434

Ratios absent expense offsets (d):
==================================
Ratio of total expenses to average net assets	18.51% (c)

Ratio of net investment loss
	to average net assets			(17.51)% (c)


* Commencment of operations was June 30, 2003.
(#) Rounds to less than (0.005).
(a) Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.

			YOUR ACCOUNT
			------------
You may invest in the Aggressive Growth Fund by purchasing either Investor Class or Institutional Class shares. The Large Cap Fund offers only Institutional Class shares. Each Class of shares is subject to different minimum initial investment amounts, as described below. The Aggressive Growth Fund Investor Class shares are subject to the expenses of a plan of distribution adopted by the Board of Trustees, which may result in the Investor Class shares experiencing a lower total return than the Aggressive Growth Fund Institutional Class shares. The net asset value per share of the two Classes of Aggressive Growth Fund may also differ. In all other material respects, Aggressive Growth Fund Investor Class and Institutional Class shares are the same, each share representing a proportionate interest in the Aggressive Growth Fund. As an investor, you pay no sales charges to invest in the Funds and you pay no charges to transfer within the Managers Funds Family of Funds or even to redeem out of the Funds. The price at which you purchase and redeem your shares is equal to the net asset value per share (NAV) of the Investor Class or Institutional Class, as the case may be, next determined after your purchase or redemption order is received on each day the New York Stock Exchange ("NYSE ")is open for trading. The NAV per share of each Class is equal to each Fund's net worth (assets minus liabilities) allocable to that Class of shares divided by the number of shares outstanding of that class. Each Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p. m. New York Time. Orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also receive that day's offering price provided the orders the processing organization transmits to the Fund were accepted by the processing organization before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also be redeemed at the net asset value computed that day provided the orders the processing organization transmits to the Fund were received by the processing organization before 4:00 p.m. Each Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

Minimum Investments in the Funds
--------------------------------
Cash investments in the Funds must be in U.S. Dollars. Third-party checks and "starter" checks are not accepted for the initial investment in the Funds or for any additional investments.

The following table provides the minimum initial and additional investments in the Funds:


				Initial 	Additional
				Investment 	Investment
Aggressive Growth Fund		----------	----------
Investor Class:
---------------
Regular accounts		$5,000		$1,000
Traditional IRA 		 2,000		 1,000
Roth IRA 			 2,000		 1,000

Aggressive Growth Fund
Institutional Class:
--------------------
Regular accounts		100,000		 1,000
Traditional IRA			 10,000		 1,000
Roth IRA			 10,000		 1,000

Large Cap Fund
Institutional Class:
--------------------
Regular accounts		100,000		 1,000
Traditional IRA			 10,000		 1,000
Roth IRA			 10,000		 1,000



The Funds or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

If you invest through a third party such as a bank, broker-dealer or other financial intermediaries rather than directly with the Funds, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Funds may also participate in programs with many national brokerage firms which limit the transaction fees for the shareholder, and may pay fees to these firms for participation in these programs.

A TRADITIONAL IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify. You should consult your tax professional for more information on IRA accounts.

		HOW TO PURCHASE OR REDEEM SHARES
		--------------------------------
You may purchase shares of the Funds once you have established an account with the Trust. You may establish an account with the Trust either through an investment advisor or other investment professional or by submitting a completed account application to the Trust in good order with your initial investment. An account application is not in good order and, therefore, cannot be processed, until such time as it contains all information and documentation requested in the account application. Failure to provide an account application in good order may result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies.


			HOW TO PURCHASE SHARES
			----------------------
			Initial Purchase		Additional Purchases
			----------------		--------------------
Through your		Contact your investment 	Send any additional
Investment		advisor or other 		investment monies to your
Advisor 		professional.			Investment professional at the
							address appearing on your account
							statement.
----------------	----------------------		--------------------
All Shareholders:
By Mail			Complete the account		Write a letter of
			application.			instruction and a check
			Mail the application and a 	payable to Managers
			check payable to Managers 	AMG Funds to:
			AMG Funds to:
			Managers AMG Funds 		Managers AMG Funds
			c/o Boston Financial 		c/o Boston Financial
			Data Services, Inc.		Data Services, Inc.
			P.O. Box 8517 			P.O. Box 8517
			Boston, MA 02266-8517 		Boston, MA 02266-8517

							Include your account #
							and Fund name on your check
----------------	----------------------		--------------------
By Telephone 		Not Available 			If your account has
							already been established,
							call the Transfer
							Agent at (800)252-0682.
							The minimum additional
							investment is $1,000
----------------	----------------------		--------------------
By Internet 		Not Available 			If your account has
							already been established,
							see our website at
							www.managersamg.com.
							The minimum additional
							investment is $1,000
----------------	----------------------		--------------------


Note: If you redeem shares following a purchase by check, the Funds may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

By Wire: Please call and notify the Fund at (800)252-0682. Then instruct your bank to wire the money to State Street Bank and Trust Company, Boston, MA 02101; ABA #011000028; BFN Managers AMG Funds A/C 9905-472-8, FBO Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.

			DISTRIBUTION PLAN
			-----------------
The Aggressive Growth Fund has adopted a distribution plan to pay for the marketing of Investor Class shares of the Aggressive Growth Fund as well as distribution and servicing costs. Payments under the plan are made to MDI at an annual rate of 0.25% of the Aggressive Growth Fund's average daily net assets allocable to the Investor Class shares. Institutional Class shares are not affected by expenses incurred under the distribution plan. Because payments under the plan are expenses allocable to Investor Class shares paid out of the Aggressive Growth Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment in Investor Class shares and may cost more than other types of sales charges.

HOW TO SELL SHARES
You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Fund's Transfer Agent receives your order in proper form. Each Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day. Orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also be redeemed at the net asset value computed that day provided the orders the processing organization transmits to the Fund were received by the processing organization before 4:00 p.m.


				Instructions
				--------------------------
Through your Investment
Advisor 			Contact your investment advisor or other
				investment professional.

All Shareholders:
By Mail				Write a letter of instruction containing:
				* the name of the Fund
				* dollar amount or number of shares to be sold
				* your name
				* your account number
				* signatures of all owners on account

				Mail letter to:
				Managers AMG Funds
				c/o Boston Financial Data Services, Inc.
				P. O. Box 8517
				Boston, MA 02266-8517
----------------------		--------------------------
By Telephone			If you elected telephone redemption
				privileges on your account
				application, call us
				at (800)252-0682.
----------------------		--------------------------
By Internet			See our website at www.managersamg.com


Note: If you redeem shares following a purchase by check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared. Redemptions of $50,000 and over on the Investor Class and $250,000 and over on the Institutional Class of the Aggressive Growth Fund require a signature guarantee. Redemptions of $50,000 and over on the Institutional Class of the Large Cap Fund require a signature guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and securities dealers. Only the STAMP2000 Medallion will be accepted. A notary public cannot provide a signature guarantee. In joint accounts, both signatures must be guaranteed.

Telephone redemptions are available only for redemptions which are below $50,000 for the Investor Class and $250,000 for the Institutional Class and below $50,000 for the Institutional Class of the Large Cap Fund.

		INVESTOR SERVICES
		-----------------
Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Funds. You can elect to receive cash.

Automatic Investments allows you to make automatic deductions from a designated bank account.

Automatic Redemptions allows you to make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the redemption will be completed on the next business day.

Individual Retirement Accounts are available to you at no additional cost. Call us at (800)835-3879 for more information and an IRA kit.

The Funds have an Exchange Privilege which allows you to exchange your shares of the Fund for shares of other Funds in The Managers Funds Family of Funds. There is no fee associated with the Exchange Privilege. You can request your exchange in writing, by telephone (if elected on the application), by internet or through your investment advisor, bank or investment professional. The Exchange Privilege is available only if the account you are exchanging out of and the account you are exchanging into are registered in the same name with the same address and taxpayer identification number. Be sure to read the Prospectus of any fund that you wish to exchange into. When you purchase a fund's shares by exchange, you do so on the same terms and conditions as any new investment in that fund. The Fund reserves the right to discontinue, alter or limit the Exchange Privilege at any time.

		OPERATING POLICIES
		------------------
The Funds will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

The Funds are each a series of a "Massachusetts business trust." The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, divide these series or any other series into two or more classes of shares with different preferences, privileges, and expenses.

Each Fund reserves the right to:

* redeem an account holding Investor Class shares of the Aggressive Growth Fund if the value of the account falls below
$5,000 due to redemptions and redeem an Institutional Class shares account of the Large Cap Fund if the account falls below
$100,000;

* either (i) redeem an account holding Institutional Class Shares
Aggressive Growth Fund or (ii) convert that account's shares to Investor Class Shares if the account's value falls below $100,000 due to redemptions;

* suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

* change the minimum investment amounts;

* delay sending out redemption proceeds for up to seven days
(this usually applies to very large redemptions without notice, excessive trading or during unusual market conditions);

* make a redemption-in-kind (a payment in portfolio securities instead of in cash);

* refuse a purchase order for any reason, including failure to submit a properly completed application;

* refuse any exchange request if we determine that such request could adversely affect the Funds, including if such person or group has engaged in excessive trading (to be determined in our discretion);and

* terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions.

		ACCOUNT STATEMENTS
		------------------
You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account. You will also receive a confirmation after each trade executed in your account.

		DIVIDENDS AND DISTRIBUTIONS
		---------------------------
Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December.

We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

			TAX INFORMATION
			---------------
Please be aware that the following tax information is general and describes certain federal income tax consequences of an investment in the Funds under the Internal Revenue Code of 1986, as amended, the Treasury Regulations thereunder, administrative rules and court decisions that are in effect as of the date of this Prospectus. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own specific circumstances or to particular types of shareholders (such as insurance companies, financial institutions, brokerage dealers and foreign persons) subject to special treatment under the federal income tax laws. You should consult a tax consultant about the federal, state, local and foreign tax consequences to you of your investment in the Funds based upon your particular circumstances.

Short-term capital gains distributions are generally taxable to you as ordinary income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, dividends from the Funds that are attributable to corporate dividends received by the Funds generally are now taxable at long-term capital gain rates, provided certain holding period and other requirements are met; non-qualifying dividends remain taxable as ordinary income. Capital gain dividends will be taxed as long-term gains regardless of how long you have held shares of the Funds. These provisions apply whether you receive a distribution in cash or reinvest it for additional shares. An exchange of a Fund's shares for shares of another fund will be treated as a sale of the first Fund 's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain or loss may be realized that may be subject to tax, except for certain tax-deferred accounts, such as IRA accounts.

If you are permitted to purchase shares of the Funds by means of an in-kind contribution, you should consult your tax advisor regarding the tax consequences of such transaction.

Federal law requires the Funds to withhold taxes on distributions and redemption proceeds paid to shareholders who:

1. fail to provide a social security number or taxpayer identification number;

2. fail to certify that their social security number or taxpayer identification number is correct; or

3. fail to certify that they are exempt from withholding.

In addition, each Fund must also withhold taxes on distributions and redemption proceeds if the IRS notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is incorrect, or the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income.

			ESSEX AGGRESSIVE GROWTH FUND
			ESSEX LARGE CAP GROWTH FUND
			----------------------------
Investment Manager
-------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Subadvisor
-----------
Essex Investment Management Company, LLC
125 High Street
Boston, Massachusetts 02110
Distributor
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854-2325

Custodian
---------
The Bank of New York
100 Church Street
New York, New York 10286

Legal Counsel
-------------
Goodwin Procter LLP
Exchange Place
Boston, MA 02109

Transfer Agent
--------------
Boston Financial Data Services, Inc.
Attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

Trustees
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski

Additional Information
----------------------
Additional information about the Funds and its investments are available in the Statement of Additional Information and the Annual and Semiannual reports for the Funds which are available to you without charge. You may request these documents and make other inquiries as follows:

By Telephone: 	1-800-835-3879
By Mail: 	Managers AMG Funds
		40 Richards Avenue
		Norwalk, CT 06854

On the Internet: Electronic copies are available on our website at: www.managersamg.com

In the Funds' Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year. Information about the Funds including its current Statement of Additional Information and Annual and Semiannual Reports is on file with the Securities and Exchange Commission. The Funds' Statement of Additional Information is incorporated by reference (legally part of this prospectus). Reports and other information about the Funds are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. Information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Call (202) 942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act Registration Number 811-9521